Commitments and contingencies (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ZHEJIANG TIANLAN
Operating leases expense	¥ 0	¥ 0	¥ 0